Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Company's revenue and fixed assets by geographic area
The following presents the Company’s revenue by geographic area:

	Year ended December 31,
(In millions of U.S. dollars)	2016	2015	2014
Norway	483.2	648.6	1,056.8
United Kingdom	51.5	99.1	148.9
Russia	—	—	58.0
Total	534.7	747.7	1,263.7

Schedule of Revenue by Major Customers by Reporting Segments
In the years ended December 31, 2016, 2015 and 2014, the Company had the following customers with contract revenues greater than 10% in any of the years presented:

	Year ended December 31,
Contract revenue split by client	2016	2015	2014
Statoil	40%	44%	38%
ExxonMobil	25%	25%	13%
Conoco Phillips	25%	18%	8%
Total	10%	13%	12%
Shell	—%	—%	12%
KMNG	—%	—%	11%
Other	—%	—%	6%
Total	100%	100%	100%